Unaudited Interim Condensed Consolidated Statement Of Financial Position		Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Assets
Property, plant and equipment		RM 243,294	$ 57,575	RM 225,316
Intangible assets		1,861,291	440,469	2,096,815
Deferred tax assets				30,023
Prepayment - to a related party	[1]	5,751,779	1,361,142	5,517,306
Prepayment and deposits – to third parties		1,788,127	423,156	1,684,351
Total prepayments and deposits		7,539,906	1,784,298	7,201,657
Right-of-use assets		2,022,484	478,615	2,277,208
Deferred offering costs		1,703,414	403,108	1,738,900
Non-current assets		13,370,389	3,164,065	13,569,919
Trade receivables - from third parties		35,643,051	8,434,827	35,596,841
Trade receivables - from related parties				720,013
Total trade receivables		35,643,051	8,434,827	36,316,854
Prepayments and other receivables		49,064	11,612	30,915
Amounts due from a related party		1,071,069	253,465	751,695
Cash		3,625,690	858,009	390,500
Current assets		40,388,874	9,557,913	37,489,964
Total assets		53,759,263	12,721,978	51,059,883
Equity
Share capital		8,540	2,021	8,540
Additional paid-in capital		6,739,496	1,594,883	6,903,616
Other reserves		1,129,771	267,357	633,029
Retained earnings		8,434,357	1,995,967	6,189,752
Total equity		16,312,164	3,860,228	13,734,937
Liabilities
Lease liabilities, non-current		1,872,935	443,225	2,095,605
Bank borrowing, non-current		32,828	7,769	39,774
Deferred tax liabilities		96,130	22,749
Redeemable convertible preference shares, non-current		3,746,569	886,615	6,213,040
Non-current liabilities		5,748,462	1,360,358	8,348,419
Trade payables		9,730,696	2,302,741	14,089,238	[2]
Other payables, current		2,119,398	501,550	3,105,476
Tax payables		5,372,593	1,271,409	3,991,673
Bank borrowing, current		13,738	3,251	13,255
Lease liabilities, current		426,472	100,923	397,705
Amounts due to related parties, current		8,734,750	2,067,054	4,001,850
Redeemable convertible preference shares, current		5,300,990	1,254,464	3,377,330
Current liabilities		31,698,637	7,501,392	28,976,527
Total liabilities		37,447,099	8,861,750	37,324,946
Total equity and liabilities		RM 53,759,263	$ 12,721,978	RM 51,059,883

[1]	As of June 30, 2025, the Group has prepaid MYR 5,751,779 (USD 1,361,142) (December 31, 2024: MYR5,517,306) for the development of comprehensive Robotics AI Platform designed to facilitate the creation, deployment, and management of intelligent robotic systems to Braiven Co., Ltd., who is a related party (note 21).
[2]	An aging analysis of the trade payables as of December 31, 2024 and June 30, 2025 are as follows: